Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits [Abstract]
Net Defined Benefit Liability
	As of December 31,
	2023	2022
Net defined benefit liability:
Liability for social security contributions	$4,544,203	$4,087,635
Liability for long-service leave	8,766,021	6,654,318
Total employee benefit liability	13,310,224	10,741,953

Non-current	$8,766,021	$6,654,318

Current	$4,544,203	$4,087,635

Movement in Net Defined Benefit Liability
Movement in net defined benefit  liability

	As of December 31,
	2023	2022	2021

Balance as of January 1,	$6,654,318	$3,415,458	$3,332,454
Included in profit and loss:
Current service cost	1,706,150	428,469	841,579
Interest cost	544,326	255,911	183,286
	8,904,794	4,099,838	4,357,319
Included in OCI
Remeasurement in loss (gain)	(124,616)	2,554,480	(941,861)

Payments
Benefits paid	(14,157)	-	-

Balance as of December 31,	$8,766,021	$6,654,318	$3,415,458

Principal Actuarial Assumption
The following were the principal actuarial assumption at the reporting date (expressed as weighted averages):

	2023	2022
Discount rate	9.20%	9.01%
Salary growth	5.50%	5.50%
Future salary growth	5.50%	5.50%

Sensitivity Analysis Effects Defined Benefit Obligation Amount
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	As of December 31, 2023		As of December 31, 2022
	Increase	Decrease	Increase	Decrease

Discount rate (1% movement)	$(1,121,519)	$1,298,516	$(851,804)	$986,487

	$(1,121,519)	$1,298,516	$(851,804)	$986,487